UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the quarterly distribution period from September 26, 2005 to December 25, 2005

Commission File Number of issuing entity: 333-119762 PG&E ENERGY RECOVERY FUNDING LLC (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-2348

PACIFIC GAS AND ELECTRIC COMPANY
(Exact name of depositor and sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

245 Market Street, Room 424
San Francisco, CA 94105
(Address of principal executive offices of
issuing entity)

20-1707696 I.R.S. Employer Identification No.) 94105 (Zip Code)

(415) 973-6252 (Telephone number, including area code) N/A (Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Energy Recovery Bonds, Series 2005-1, Class A-1	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-3	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-4	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-5	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-1	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-3	[___]	[___]	[ X ]	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes X No ___

ITEM 9 - Exhibits

Explanatory Note:

Exhibit 99.1 (Quarterly Servicer''s Certificate, which relates solely to the Series 2005-1 Bonds, dated December 15, 2005) to the Report on Form 10-D filed by the Issuing Entity on December 21, 2005, is amended and replaced in its entirety by Exhibit 99.1 to this Report on Form 10-D/A, which is an amended Quarterly Servicer''s Certificate dated January 10, 2006. The Quarterly Servicer''s Certificate sets forth certain information with respect to the December 25, 2005 Distribution Date. Changes from the previous version are as follows:

Line 1.v.(c), Net earnings of Overcollateralization Sub-account changed from $58.35 to
$0.14;

Line 1.v.(d), Net earnings of Reserve Sub-account changed from $0.14 to $58.35;

Line 4.xi, Net Earnings from Capital Sub-account Released to Note Issuer (previously titled Net Earnings Released to Note Issuer in the Quarterly Servicer''s Certificate dated
December 15, 2005) changed from $681,645.89 to $55,458.69;

Line 4.xiv, Deposits to Reserve Subaccount changed from $1,142,711.55 to
1,768,898.75; and

Line 5.x, Reserve Subaccount Balance changed from $1,142,711.55 to
1,768,898.75.

(a) Documents filed as part of this report:

99.1 Quarterly Servicer''s Certificate, which relates solely to the Series 2005-1 Bonds, dated
January 10, 2006

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 17, 2006

PG&E ENERGY RECOVERY FUNDING LLC

(Issuing Entity)

By: Pacific Gas and Electric Company, as Servicer

By: /s/ Nicholas M. Bijur_______________
 Name: Nicholas M. Bijur
Title: Assistant Treasurer